UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

26 Vly Road

Albany, New York 12205

(Address of principal executive offices)

 (Zip code)

Gregory A. Roeder

Adirondack Research and Management, Inc.

26 Vly Road

Alabany, New York 12205

(Name and address of agent for service)

Copies to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

Registrant's telephone number, including area code: 518-439-7507

Date of fiscal year end: March 31

Date of reporting period: June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

The Adirondack Small Cap Fund

3COM CORP

Ticker Symbol:COMS	Cusip Number:885535104
Record Date: 8/3/2007	Meeting Date: 9/26/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Three directors	For	Issuer	For	With
2	Ratify the appointment of Auditor	For	Issuer	For	With
3	Transactact other such business that may come before the board	For	Issuer	For	With

ALPHARMA INC

Ticker Symbol:ALO	Cusip Number:020813101
Record Date: 3/11/2008	Meeting Date: 5/8/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 6 Directors	For	Issuer	For	With
2	Approve changes to incentive compensation plan	For	Issuer	For	With
3	Approve employee stock purchase plan	For	Issuer	For	With
4	Ratify BDO Seidman	For	Issuer	For	With

ASSURED GUARANTY LTD

Ticker Symbol:AGO	Cusip Number:G0585R106
Record Date: 3/18/2008	Meeting Date: 5/8/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 12 diorectors	For	Issuer	For	With
2	Approve issuance of shares to WLR Recoverey fund	For	Issuer	For	With
3	Ratify selction of Pricewaterhouse	For	Issuer	For	With

AXT, INC

Ticker Symbol:AXTI	Cusip Number:00246W103
Record Date: 4/3/2008	Meeting Date: 5/20/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect three directors	Against	Issuer	For	Against
2	Ratify Burr, Pilger & Mayer LLP as AXT's auditors	Against	Issuer	For	Against

CARDIAC SCIENCE CORPORATION

Ticker Symbol:CSCX	Cusip Number:14141A108
Record Date: 4/10/2008	Meeting Date: 5/22/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 3 directors	For	Issuer	For	With

COEUR D'ALENE MINES CORPORATION

Ticker Symbol:CDE	Cusip Number:192108108
Record Date: 3/18/2008	Meeting Date: 5/13/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect nine directors	For	Issuer	For	With
2	Ratify KPMG LLP as Independant accountant	For	Issuer	For	With

CONSECO INC.

Ticker Symbol:CNO	Cusip Number:208464883
Record Date: 4/14/2008	Meeting Date: 5/21/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 10 directors	For	Issuer	For	With
2	Approved amended and restated certificate of incorporation to eliminate plurality standard	For	Issuer	For	With
3	Approve declassify the Board of Directors	For	Issuer	For	With
4	Ratify Pricewaterhousecoopers LLP	For	Issuer	For	With

COX RADIO, INC

Ticker Symbol:CXR	Cusip Number:224051102
Record Date: 2/28/2008	Meeting Date: 4/22/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 8 directors	For	Issuer	For	With
2	Approve Stock purchase plan	For	Issuer	For	With
3	Approve Annual incentive plan	For	Issuer	For	With

CROWN HOLDINGS, INC

Ticker Symbol:CCK	Cusip Number:228368106
Record Date: 3/11/2008	Meeting Date: 4/24/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 10 Directors	For	Issuer	For	With
2	Ratify Appointment of Auditor	For	Issuer	For	With

DDI CORP

Ticker Symbol:DDIO	Cusip Number:233162502
Record Date: 3/28/2008	Meeting Date: 5/13/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 7 directors	For	Issuer	For	With
2	Ratify Pricewaterhousecoopers LLP	For	Issuer	For	With

DESIGN WITHIN REACH, INC

Ticker Symbol:DWRI	Cusip Number:250557105
Record Date: 6/13/2007	Meeting Date: 8/2/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 3 directors	For	Issuer	For	With
2	Ratify the appointment of Grant Thornton LLP as auditor	For	Issuer	For	With

DREAMWORKS ANIMATION SKG

Ticker Symbol:DWA	Cusip Number:26153C103
Record Date: 3/17/2008	Meeting Date: 5/7/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect twelve dirictors	For	Issuer	For	With
2	Approve By-laws amendment - Expand board to 15 directors	For	Issuer	For	With
3	Approve By-laws amendment - change composition of nominating & governance committee	For	Issuer	For	With
4	Approve 2008 Omnibus incentive compensation plan	For	Issuer	For	With
5	Approve 2008 annual incentive plan	For	Issuer	For	With
6	Ratify the appointment of Ernst & Young	For	Issuer	For	With

DYNEGY, INC

Ticker Symbol:DYN	Cusip Number:26817G102
Record Date: 5/21/2007	Meeting Date: 7/18/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 8 directors	For	Issuer	For	With
2	Ratify the app0ointment of Ernst & Young	For	Issuer	For	With
3	Pay for superior performance proposal	For	Stockholder	Against	Against

DYNEGY, INC.

Ticker Symbol:DYN	Cusip Number:26817G102
Record Date: 3/17/2008	Meeting Date: 5/14/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 8 directors	For	Issuer	For	With
2	Ratify Ernst & Young LLP	For	Issuer	For	With

ELECTRONIC CLEARING HOUSE INC.

Ticker Symbol:ECHO	Cusip Number:285562500
Record Date: 5/11/2007	Meeting Date: 7/2/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Two directors	For	Issuer	For	With
2	Ratify BDO seidman, LLP as auditor	For	Issuer	For	With

EMMIS COMMUNICATIONS CORPORATION

Ticker Symbol:EMMS	Cusip Number:291525103
Record Date: 5/10/2007	Meeting Date: 7/11/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect two directors(Smulyan, Nathanson)	Against	Issuer	For	Against
2	Ratify the selection of Ernst & Young as Auditors	For	Issuer	For	With
3	Authorized to vote on other business.	Against	Issuer	For	Against

ESPEED INC.

Ticker Symbol:ESPD	Cusip Number:296643L09
Record Date: 1/31/2008	Meeting Date: 3/14/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Adopt merger agreement	For	Issuer	For	With
2	Authorize 300 million additional shares	For	Issuer	For	With
3	Approve certificate of incorporation	For	Issuer	For	With
4	Approve long term incentive plan	For	Issuer	For	With

FELDMAN MALL PROPERTIES INC

Ticker Symbol:FMP	Cusip Number:314308107
Record Date: 11/19/2007	Meeting Date: 12/28/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 3 Directors	Against	Issuer	For	Against
2	Appoint KPMG LLP as auditor	For	Issuer	For	With
3	Approve the convertibility of Series A preferred	For	Issuer	For	With
4	Shareholder proposal to engage an investment bank to pursue strategic alternatives	Against	Stockholder	Against	With

GRAY TELEVISON INC

Ticker Symbol:GTN	Cusip Number:389375106
Record Date: 4/15/2008	Meeting Date: 6/4/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 11 directors	For	Issuer	For	With

HOOPER HOLMES

Ticker Symbol:HH	Cusip Number:439104100
Record Date: 4/9/2008	Meeting Date: 5/29/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 3 directors	For	Issuer	For	With
2	Ratify KPMG as auditors	For	Issuer	For	With
3	Approve 2008 Employee Incentive Plan	For	Issuer	For	With

I2 TECHNOLOGIES

Ticker Symbol:ITWO	Cusip Number:465754208
Record Date: 4/2/2008	Meeting Date: 5/29/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 3 Directors	For	Issuer	For	With

INGLES MARKETS INC

Ticker Symbol:IMKTA	Cusip Number:457030104
Record Date: 12/21/2007	Meeting Date: 2/12/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 2 Directors	For	Issuer	For	With

IXIA

Ticker Symbol:IXIA	Cusip Number:45071R109
Record Date: 4/4/2008	Meeting Date: 5/28/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 5 directors	For	Issuer	For	With
3	Approve stock option exchange -non execcutive officer employees	For	Issuer	For	With
2	Approve equity incentive plan	For	Issuer	For	With
4	Ratify Appointment of PriceWaterhouse as Accountant	For	Issuer	For	With

JOURNAL COMMUNICATIONS INC.

Ticker Symbol:JRN	Cusip Number:481130102
Record Date: 2/28/2008	Meeting Date: 5/1/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 4 directors	For	Issuer	For	With
2	Shareholder proposal to base diviend payments on free cashflow	Against	Stockholder	Against	With

KING PHARMACEUTICALS, INC.

Ticker Symbol:KG	Cusip Number:495582108
Record Date: 3/24/2008	Meeting Date: 5/29/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Three directors	For	Issuer	For	With
2	Ratify Appointment of Pricewaterhouse	For	Issuer	For	With

LAWSON SOFTWARE INC.

Ticker Symbol:LWSN	Cusip Number:667Q1076
Record Date: 8/30/2007	Meeting Date: 10/18/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect nine directors	For	Issuer	For	With
2	Ratify Pricewaterhouse LLP	For	Issuer	For	With

MEDALLION FINANCIAL CORP

Ticker Symbol:TAXI	Cusip Number:583928106
Record Date: 4/21/2008	Meeting Date: 6/13/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Three Directors	Against	Issuer	For	Against
2	Retify the Appointment of Weiser LLP as accountant	Against	Issuer	For	Against

MEDECISION INC.

Ticker Symbol:MEDI	Cusip Number:58406P102
Record Date: 3/28/2008	Meeting Date: 5/27/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 1 director	For	Issuer	For	With

MONTPEILIER RE HOLDINGS LTD

Ticker Symbol:MRH	Cusip Number:G62185106
Record Date: 3/31/2008	Meeting Date: 5/21/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 9 directors	For	Issuer	For	With
3	Adopt minor changes to bylaws	For	Issuer	For	With
4	Appoint Pricewaterhousecoopers	For	Issuer	For	With
5	Consider such other business as may properly come before the annual meeeting	For	Issuer	For	With

NMS COMMUNICATIONS CORPORATION

Ticker Symbol:NMSS	Cusip Number:629248105
Record Date: 4/1/2008	Meeting Date: 5/29/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 3 directors	Against	Issuer	For	Against
2	Ratify PriceWaterhouse	For	Issuer	For	With

PEROT SYSTEMS CORPORATION

Ticker Symbol:PER	Cusip Number:714265105
Record Date: 3/12/2008	Meeting Date: 5/9/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT 11 DIRECTORS	For	Issuer	For	With
2	RENEW EMPLOYEE STOCK PURCHASE PLAN	For	Issuer	For	With
3	Ratify appointment of Pricewaterhouse	For	Issuer	For	With

PMA CAPITAL CORPORATION

Ticker Symbol:PMACA	Cusip Number:693419202
Record Date: 3/12/2008	Meeting Date: 5/7/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 3 directors	For	Issuer	For	With
2	Ratify Beard Miller Company LLP as Auditor	Against	Issuer	For	Against

REALNETWORKS, INC

Ticker Symbol:RNWK	Cusip Number:75605L104
Record Date: 4/4/2008	Meeting Date: 6/3/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 1 director	For	Issuer	For	With
2	Ratify KPMG LLP as Accountant	For	Issuer	For	With

SCOTTISH RE GROUP LIMITED

Ticker Symbol:SCT	Cusip Number:G73537410
Record Date: 6/18/2007	Meeting Date: 7/18/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 11 Directors	For	Issuer	For	With
2	Approve 2007 Stock Option Plan	For	Issuer	For	With
3	Ratify Ernst & Young as Accountants	For	Issuer	For	With

SINCLAIR BROADCAST GROUP INC.

Ticker Symbol:SBGI	Cusip Number:829226109
Record Date: 3/14/2008	Meeting Date: 5/15/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 8 directors	For	Issuer	For	With
2	Ratify Ernst & Young as Auditors	For	Issuer	For	With
3	Approve Employee Stock Purchase Plan	For	Issuer	For	With

SKILLSOFT PLC

Ticker Symbol:SKIL	Cusip Number:830928107
Record Date: 4/8/2008	Meeting Date: 3/3/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve share repurchase with Credit Suisse LLC	For	Issuer	For	With

SPANISH BROADCASTING SYSTEM, INC

Ticker Symbol:SBSA	Cusip Number:846425882
Record Date: 4/16/2008	Meeting Date: 6/3/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 7 directors	Against	Issuer	For	Against

STARTEK INC

Ticker Symbol:SRT	Cusip Number:85569C107
Record Date: 3/6/2008	Meeting Date: 5/5/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 5 directors	For	Issuer	For	With
2	Ratify appointment of Ernst & Young LLP	For	Issuer	For	With
3	Approve employee stock purchase plan	For	Issuer	For	With
4	Approve equity incentive plan	For	Issuer	For	With

SUMTOTAL SYSTEMS INC.

Ticker Symbol:SUMT	Cusip Number:866615107
Record Date: 4/15/2008	Meeting Date: 6/6/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 2 directors	For	Issuer	For	With
2	Ratify BDO Seidman LLP	For	Issuer	For	With
3	Approve equity incentive plan	For	Issuer	For	With
4	Approve employee stock purchase plan	For	Issuer	For	With

TECUMSEH PRODUCTS COMPANY

Ticker Symbol:TECUA	Cusip Number:878895101
Record Date: 3/7/2008	Meeting Date: 4/30/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 7 Directors	For	Issuer	For	With
2	Ratify selection of Grant Thorton LLP	For	Issuer	For	With

THE BISYS GROUP, INC.

Ticker Symbol:BSG	Cusip Number:055472104
Record Date: 6/22/2007	Meeting Date: 7/27/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Adopt merger agreement	Against	Issuer	For	Against
2	Approve meeting adjournment	For	Issuer	For	With

THE PHOENIX COMPANIES INC.

Ticker Symbol:PNX	Cusip Number:71902E109
Record Date: 4/2/2008	Meeting Date: 5/2/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect management recommended slate of directors	For	Issuer	For	With
2	Ratify Pricewaterhouse as Accountant	For	Issuer	For	With

TOOTSIE ROLL INDUSTRIES INC

Ticker Symbol:TR	Cusip Number:890516107
Record Date: 3/10/2008	Meeting Date: 5/5/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect five directors	Against	Issuer	For	Against
2	Ratify appointment of Pricewaterhouse	For	Issuer	For	With

TRINITY BIOTECH PLC

Ticker Symbol:TRIB	Cusip Number:896438306
Record Date: 9/5/2007	Meeting Date: 10/1/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Delist from the Irish Stock Exchange	For	Issuer	For	With
3	Pre-emption rights shall not apply to any A ordinary shares issued in accordance with resolution 2	For	Issuer	For	With
4	Share capital be increased to 200,000 000 A ordinary shares	For	Issuer	For	With
2	Issue up to the remaining unissued shares	For	Issuer	For	With

TRINITY BIOTECH PLC

Ticker Symbol:TRIB	Cusip Number:896438306
Record Date: 5/2/2008	Meeting Date: 6/9/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Receive and consider Financials	For	Issuer	For	With
2	Elect Denis Burger director	Against	Issuer	For	Against
3	Authorize the board to fix the auditors remuneration	For	Issuer	For	With
s4,s5,s6	Approve share repurchase authorization. Reissue.	For	Issuer	For	With

U.S. PHYSICAL THERAPY, INC.

Ticker Symbol:USPH	Cusip Number:90337L108
Record Date: 4/8/2008	Meeting Date: 5/20/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 11 directors	For	Issuer	For	With
2	Approve employee option plan	For	Issuer	For	With
3	Ratify Grant Thorton LLP as auditor	For	Issuer	For	With

VASCULAR SOLUTIONS INC

Ticker Symbol:VASC	Cusip Number:92231M109
Record Date: 2/25/2008	Meeting Date: 4/22/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 7 directors	For	Issuer	For	With
2	Ratify selection of Virchow, Krause & Company as Auditor	For	Issuer	For	With

WD-40

Ticker Symbol:WDFC	Cusip Number:929236107
Record Date: 10/18/2007	Meeting Date: 12/11/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 9 directors	For	Issuer	For	With
2	Approve 2007 Stock Incentive plan	For	Issuer	For	With
3	Ratify slection of Pricewaterhousecoopers LLP	For	Issuer	For	With

WESTWOOD ONE, INC.

Ticker Symbol:WON	Cusip Number:961815107
Record Date: 5/12/2008	Meeting Date: 6/17/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Issue shares to Gores Radio Holdings LLC	For	Issuer	For	With
2	Amend certificate of incorporation	For	Issuer	For	With
3	Amend certificate of incorporation	For	Issuer	For	With
4	Special Meeting adjoinerment if necessary	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

* Gregory A. Roeder

President and Chief Compliance Officer

By /s/Matthew Reiner

* Matthew Reiner

Treasurer and Principal Financial Officer

Date: August 26, 2008

*Print the name and title of each signing officer under his or her signature.